UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Charter Financial Group, Inc.
Address: 4600 East West Highway, Suite 630
         Bethesda, MD  20814

13F File Number:  28-09998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan H. Stewart
Title:     President & CEO
Phone:     301-657-9831

Signature, Place, and Date of Signing:

      /s/ Susan H. Stewart     Bethesda, MD     November 05, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $121,936 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                           COM             88579Y101     1741    18600 SH       SOLE                    18600        0        0
ADVANCED MEDICAL OPTICS INC     COM             00763M108     2198    71852 SH       SOLE                    69076        0     2776
ALTERA CORP                     COM             021441100     3547   147303 SH       SOLE                   142312        0     4991
ARCHER DANIELS MIDLAND CO       COM             039483102     2673    80800 SH       SOLE                    77477        0     3323
AT&T INC                        COM             00206R102     4988   117880 SH       SOLE                   112296        0     5584
BARCLAYS PLC                    ADR             06738E204     1511    31085 SH       SOLE                    28498        0     2587
BHP BILLITON LTD                SPONSORED ADR   088606108     5850    74430 SH       SOLE                    73235        0     1195
C H ROBINSON WORLDWIDE INC      COM NEW         12541W209     4403    81108 SH       SOLE                    76224        0     4884
CHUBB CORP                      COM             171232101     3871    72174 SH       SOLE                    68112        0     4062
CONSTELLATION BRANDS INC        CL A            21036P108     3176   131200 SH       SOLE                   126073        0     5127
E M C CORP MASS                 COM             268648102     5097   245055 SH       SOLE                   235851        0     9204
GARMIN LTD                      ORD             G37260109     9041    75717 SH       SOLE                    70352        0     5365
INTERNATIONAL BUSINESS MACHS    COM             459200101     4588    38947 SH       SOLE                    36663        0     2284
INTUIT                          COM             461202103     3867   127612 SH       SOLE                   121173        0     6439
ISHARES INC                     MSCI GERMAN     464286806     1552    44873 SH       SOLE                    40908        0     3965
ISHARES INC                     MSCI MALAYSIA   464286830     1486   124962 SH       SOLE                   114170        0    10792
ISHARES TR                      S&P/TOPIX 150   464287382     1687    13392 SH       SOLE                    12154        0     1238
ISHARES TR                      FTSE XNHUA IDX  464287184     3228    17933 SH       SOLE                    16093        0     1840
JACOBS ENGR GROUP INC DEL       COM             469814107     6233    82473 SH       SOLE                    78615        0     3858
JOHNSON & JOHNSON               COM             478160104     3590    54643 SH       SOLE                    52030        0     2613
LAS VEGAS SANDS CORP            COM             517834107     1459    10937 SH       SOLE                    10409        0      528
LEHMAN BROS HLDGS INC           COM             524908100     3188    51638 SH       SOLE                    47834        0     3804
M & T BK CORP                   COM             55261F104     1252    12100 SH       SOLE                    12100        0        0
MEADWESTVACO CORP               COM             583334107     1423    48200 SH       SOLE                    48200        0        0
MERRILL LYNCH & CO INC          COM             590188108     3432    48153 SH       SOLE                    45677        0     2476
MORGAN STANLEY INDIA INVS FD    COM             61745C105     1475    28995 SH       SOLE                    26493        0     2502
NABORS INDUSTRIES LTD           SHS             G6359F103     3331   108268 SH       SOLE                    11074        0     7194
NOBLE CORPORATION               SHS             G65422100     4767    97183 SH       SOLE                    91071        0     6112
PENTAIR INC                     COM             709631105     3108    93660 SH       SOLE                    89986        0     3674
POLYMEDICA CORP                 COM             731738100     3497    66593 SH       SOLE                    63626        0     2967
QUALCOMM INC                    COM             747525103     3568    84423 SH       SOLE                    78459        0     5964
SANOFI AVENTIS                  SPONSORED ADR   80105N105     2918    68778 SH       SOLE                    65481        0     3297
SIEMENS A G                     SPONSORED ADR   826197501     2960    21564 SH       SOLE                    20554        0     1010
STRYKER CORP                    COM             863667101     4198    61051 SH       SOLE                    56986        0     4065
TARGET CORP                     COM             87612E106     3917    61623 SH       SOLE                    58447        0     3176
WASHINGTON MUT INC              COM             939322103     1460    41351 SH       SOLE                    38323        0     3028
WELLS FARGO & CO NEW            COM             949746101     1656    46500 SH       SOLE                    46500        0        0